FINANCIAL INSTRUMENTS - Earnings Impact of (Gain) Loss from Risk Management Positions (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	$ 7	$ (2)	$ 80	$ (79)
Realized (Gain) Loss
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	5	17	98	(14)
Unrealized (Gain) Loss
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	$ 2	$ (19)	$ (18)	$ (65)